PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks – 94.2% of Net Assets

	Aerospace & Defense – 0.7%
397	Axon Enterprise, Inc.(a)	$54,679

	Banks – 1.7%
1,678	Bank of N.T. Butterfield & Son Ltd. (The)	60,207
2,734	Huntington Bancshares, Inc.	39,971
918	PacWest Bancorp	39,593

		139,771

	Building Products – 1.2%
549	Allegion PLC	60,269
1,604	AZEK Co., Inc. (The)(a)	39,843

		100,112

	Capital Markets – 3.6%
802	Ares Management Corp., Class A	65,146
3,026	Brightsphere Investment Group, Inc.	73,381
510	Nasdaq, Inc.	90,882
614	Raymond James Financial, Inc.	67,485

		296,894

	Chemicals – 3.2%
2,429	Axalta Coating Systems Ltd.(a)	59,705
1,105	FMC Corp.	145,385
538	LyondellBasell Industries NV, Class A	55,317

		260,407

	Commercial Services & Supplies – 2.0%
1,267	Republic Services, Inc.	167,877

	Communications Equipment – 4.5%
1,523	Motorola Solutions, Inc.	368,870

	Construction & Engineering – 2.7%
5,621	WillScot Mobile Mini Holdings Corp.(a)	219,950

	Consumer Finance – 0.5%
1,105	Synchrony Financial	38,465

	Containers & Packaging – 3.8%
395	Avery Dennison Corp.	68,718
1,947	Crown Holdings, Inc.	243,550

		312,268

	Diversified Consumer Services – 1.2%
1,033	Grand Canyon Education, Inc.(a)	100,315

	Diversified Financial Services – 1.0%
1,336	Apollo Global Management, Inc.	82,819

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – 6.3%
4,159	Alliant Energy Corp.	$259,854
3,830	Evergy, Inc.	261,742

		521,596

	Electrical Equipment – 3.2%
1,126	AMETEK, Inc.	149,961
406	Hubbell, Inc.	74,610
1,233	nVent Electric PLC	42,884

		267,455

	Electronic Equipment, Instruments & Components – 1.2%
212	CDW Corp.	37,925
397	Keysight Technologies, Inc.(a)	62,714

		100,639

	Food & Staples Retailing – 0.5%
804	Performance Food Group Co.(a)	40,932

	Health Care Equipment & Supplies – 2.8%
307	Cooper Cos., Inc. (The)	128,200
1,318	Hologic, Inc.(a)	101,249

		229,449

	Health Care Providers & Services – 0.9%
22,317	Aveanna Healthcare Holdings, Inc.(a)	76,101

	Hotels, Restaurants & Leisure – 1.0%
2,261	Aramark	85,014

	Independent Power & Renewable Electricity Producers – 2.7%
9,588	Vistra Corp.	222,921

	Insurance – 4.8%
1,320	Allstate Corp. (The)	182,833
737	Arthur J. Gallagher & Co.	128,680
789	Reinsurance Group of America, Inc.	86,364

		397,877

	IT Services – 2.0%
2,240	MAXIMUS, Inc.	167,888

	Life Sciences Tools & Services – 7.5%
374	Agilent Technologies, Inc.	49,491
6,613	Avantor, Inc.(a)	223,652
569	IQVIA Holdings, Inc.(a)	131,558
9,919	Sotera Health Co.(a)	214,846

		619,547

	Machinery – 2.0%
636	Crane Co.	68,866
1,273	Otis Worldwide Corp.	97,957

		166,823

Shares	Description	Value (†)
Common Stocks – continued

	Media – 3.4%
1,508	Nexstar Media Group, Inc., Class A	$284,228

	Metals & Mining – 0.4%
1,997	Constellium SE(a)	35,946

	Multi-Utilities – 6.4%
2,813	Ameren Corp.	263,747
3,719	CMS Energy Corp.	260,107

		523,854

	Oil, Gas & Consumable Fuels – 7.7%
1,113	Diamondback Energy, Inc.	152,570
1,176	Pioneer Natural Resources Co.	294,035
26,267	Southwestern Energy Co.(a)	188,335

		634,940

	Pharmaceuticals – 3.2%
10,232	Elanco Animal Health, Inc.(a)	266,953

	Professional Services – 2.9%
564	CACI International, Inc., Class A(a)	169,910
288	Equifax, Inc.	68,285

		238,195

	REITs - Diversified – 1.5%
10,887	New Residential Investment Corp.	119,539

	Semiconductors & Semiconductor Equipment – 1.4%
388	Analog Devices, Inc.	64,090
380	Entegris, Inc.	49,879

		113,969

	Software – 3.6%
11,625	N-Able, Inc.(a)	105,788
2,513	SS&C Technologies Holdings, Inc.	188,525

		294,313

	Specialty Retail – 1.7%
7,053	Leslie’s, Inc.(a)	136,546

	Textiles, Apparel & Luxury Goods – 1.0%
2,039	Skechers U.S.A., Inc., Class A(a)	83,110

	Total Common Stocks (Identified Cost $7,225,033)	7,770,262

Principal Amount
Short-Term Investments – 5.5%
$ 457,145	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $457,145 on 4/01/2022 collateralized by $374,100 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $466,398 including accrued interest(b) (Identified Cost $457,145)	457,145

Description	Value (†)
Total Investments – 99.7% (Identified Cost $7,682,178)	$8,227,407
Other assets less liabilities – 0.3%	22,040

Net Assets – 100.0%	$8,249,447

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,770,262	$—	$—	$7,770,262
Short-Term Investments	—	457,145	—	457,145

Total	$7,770,262	$457,145	$—	$8,227,407

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Oil, Gas & Consumable Fuels	7.7%
Life Sciences Tools & Services	7.5
Multi-Utilities	6.4
Electric Utilities	6.3
Insurance	4.8
Communications Equipment	4.5
Containers & Packaging	3.8
Capital Markets	3.6
Software	3.6
Media	3.4
Electrical Equipment	3.2
Pharmaceuticals	3.2
Chemicals	3.2
Professional Services	2.9
Health Care Equipment & Supplies	2.8
Independent Power & Renewable Electricity Producers	2.7
Construction & Engineering	2.7
IT Services	2.0
Commercial Services & Supplies	2.0
Machinery	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	5.5

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%